Financial Risk Management - Liquidity Risk (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Short-term borrowings		CAD 1,155	CAD 511
Maximum borrowing capacity		5,976	3,565
Credit facilities unused			2,399
Credit facility | Bank concentration risk
Line of Credit Facility [Line Items]
Concentration risk percentage	20.00%
Line of Credit Facilities Maturing 2017 through 2021 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		5,100
Committed revolving corporate credit facility
Line of Credit Facility [Line Items]
Credit facilities unused		3,729
Fixed-term debt
Line of Credit Facility [Line Items]
Principal repayments in the next five years		680
Credit facility
Line of Credit Facility [Line Items]
Short-term borrowings		1,155	CAD 511
Corporate | Committed revolving corporate credit facility
Line of Credit Facility [Line Items]
Credit facilities unused		915
REGULATED
Line of Credit Facility [Line Items]
Maximum borrowing capacity		3,823
Credit facilities unused		2,607
REGULATED | Credit facility
Line of Credit Facility [Line Items]
Short-term borrowings		640
REGULATED | ITC | Committed revolving corporate credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	$ 1,000,000,000.0
REGULATED | ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	400,000,000
REGULATED | ITC | Credit facility | Commercial paper
Line of Credit Facility [Line Items]
Short-term borrowings	$ 145,000,000	CAD 195